Fair Value of Financial Instruments (Details-3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Changes in level 3 assets and liabilities measured at fair value on a recurring basis [Abstract]
Beginning balance,	$ (69,598)	$ (71,188)	$ (72,346)	$ (40,661)
Realized and unrealized gains (losses):
Included in regulatory liabilities (assets)	2,743	(8,392)	5,490	(38,919)
Included in other comprehensive income	0	0	0	0
Included in earnings	(44)	(1,726)	(1,351)	(3,228)
Included in current assets	(123)	(94)	(123)	(145)
Purchases	6,162	1,917	11,724	1,967
Sales	0	32	(2)	64
Issuances	0	0	0	0
Settlements	(5,996)	(129)	(10,248)	1,342
Transfers in or out of level 3	0	0	0	0
Ending balance,	(66,856)	(79,580)	(66,856)	(79,580)
Total gains (losses) included in earnings attributed to the change in unrealized gains (losses) related to assets and liabilities	0	0	0	0
Fair Value Assets And Liabilities Measured On Recurring Basis Gain Loss Included In Earnings [Line Items]
Realized and unrealized gains (losses) included in income for level 3 instruments.	(44)	(1,726)	(1,351)	(3,228)
Regulated Gas Revenues [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Gain Loss Included In Earnings [Line Items]
Realized and unrealized gains (losses) included in income for level 3 instruments.	0	0	0	0
Purchased Power Expense [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Gain Loss Included In Earnings [Line Items]
Realized and unrealized gains (losses) included in income for level 3 instruments.	(44)	(1,726)	(1,351)	(3,228)
Cost Of Gas Sold Expense [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Gain Loss Included In Earnings [Line Items]
Realized and unrealized gains (losses) included in income for level 3 instruments.	$ 0	$ 0	$ 0	$ 0